Discontinued Operations and Assets and Liabilities Held for Sale	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Discontinued Operations and Assets Held for Sale
42. DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE
Discontinued operations
Transfer of the CIB Business
Santander UK plc transferred a significant part of its CIB business to the London branch of Banco Santander SA under a Part VII banking business transfer scheme, which completed on 11 October 2021. The residual parts of the CIB business were wound down or transferred to other segments. For the periods prior to its sale, the CIB business met the requirements for presentation as discontinued operations.
The financial performance and cash flow information relating to the discontinued operations were as follows:
For the years ended 31 December

	2022	2021	2020
	£m	£m	£m
Net interest income	—	32	55
Net fee and commission income	—	35	66
Other operating income	—	2	2
Total operating income	—	69	123
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	—	(33)	(62)
Credit impairment (charges)/write-backs	—	11	(7)
Provisions for other liabilities and charges	—	(4)	(9)
Total operating credit impairment (charges)/write-backs, provisions and charges	—	7	(16)
Profit from discontinued operations before tax	—	43	45
Tax on profit from discontinued operations	—	(12)	(13)
Profit from discontinued operations after tax	—	31	32
There were no gains or losses recognised on the measurement to fair value less costs to sell or on the disposal of the asset groups constituting the discontinued operations.
In 2022, the net cash flows attributable to the operating activities in respect of discontinued operations were £nil outflow (2021: £3,612m outflow, 2020: £1,815m outflow). There were no investing or financing activities in respect of discontinued operations.
Assets held for sale
Sale of property
Management considered the sale of Santander House and Shenley Wood freehold land and buildings, part of an agreement with the developer for the construction of Unity Place, to be highly probable at the balance sheet date. As such, the Santander UK group reclassified these properties, which are included in the Corporate Centre segment and carried at their sales prices, as held for sale. The sale is expected to complete in H2 2023 with no gain or loss.
At 31 December 2022, assets held for sale comprised:

	2022	2021
	£m	£m
Assets
Property, plant and equipment	49	—
Total assets held for sale	49	—